Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Value Fund Participant) Vanguard Explorer Value Fund	Vanguard Explorer Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Value Fund Participant) Vanguard Explorer Value Fund		Vanguard Explorer Value Fund - Investor Shares
Management Expenses		0.52%
12b-1 Distribution Fee		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.63%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Explorer Value Fund Participant) Vanguard Explorer Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Value Fund - Investor Shares	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund invests mainly in the stocks of small and mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from small- and mid-capitalization value stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investments in the financials, industrials, and information technology sectors subject the fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. . The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Explorer Value Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 14.47%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -19.86% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Explorer Value Fund Participant) Vanguard Explorer Value Fund	One Year	Since Inception
Vanguard Explorer Value Fund - Investor Shares	18.66%	11.61%
Vanguard Explorer Value Fund - Investor Shares Russell 2500 Value Index	19.21%	10.13%

Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Value Fund Retail) Vanguard Explorer Value Fund (USD $)	Vanguard Explorer Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Value Fund Retail) Vanguard Explorer Value Fund		Vanguard Explorer Value Fund - Investor Shares
Management Expenses		0.52%
12b-1 Distribution Fee		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.63%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Explorer Value Fund Retail) Vanguard Explorer Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Value Fund - Investor Shares	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund invests mainly in the stocks of small and mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from small- and mid-capitalization value stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investments in the financials, industrials, and information technology sectors subject the fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Explorer Value Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was 14.47%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -19.86% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Explorer Value Fund Retail) Vanguard Explorer Value Fund	One Year	Since Inception
Vanguard Explorer Value Fund - Investor Shares	18.66%	11.61%
Vanguard Explorer Value Fund - Investor Shares Return After Taxes on Distributions	18.06%	10.63%
Vanguard Explorer Value Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	12.74%	9.56%
Vanguard Explorer Value Fund - Investor Shares Russell 2500 Value Index	19.21%	10.13%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.